Other Payables and Accrued Liabilities - Schedule of Other Payables and Accrued Liabilities (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Other payables and accrued liabilities
Rental deposits	$ 94,530	$ 1,100,301
Salary payables	254,820	302,074
Others	104,614	20,362
Receipt in advance	2,338,872	6,817,197
Payable under acquisition	19,078,303	24,123,116
Advance for operational purpose		1,205,058
Lending with no interests	6,069,808
Interest payable	125,702
Rental expenses	306,621
Total other payables and accrued liabilities	$ 28,373,270	$ 33,568,108